Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Product Sales to External Customers by Business Unit

Information about product sales to external customers by business unit for the years ended December 31, 2014, 2013 and 2012 is as follows:

	Years ended December 31
	2014	2013	2012
	(Millions of yen)
Office
Monochrome copiers	¥322,398	¥312,973	¥274,021
Color copiers	401,447	381,848	324,851
Printers	862,000	841,436	766,382
Others	489,943	457,641	386,706

Total	2,075,788	1,993,898	1,751,960
Imaging System
Cameras	861,196	973,517	990,549
Inkjet printers	366,946	363,070	312,429
Others	114,359	111,599	101,416

Total	1,342,501	1,448,186	1,404,394
Industry and Others
Lithography equipment	90,395	62,116	62,892
Others	218,568	227,180	260,542

Total	308,963	289,296	323,434

Consolidated	¥3,727,252	¥3,731,380	¥3,479,788

Information by Major Geographic Area

Information by major geographic area as of and for the years ended December 31, 2014, 2013 and 2012 is as follows:

	2014	2013	2012
	(Millions of yen)
Net sales:
Japan	¥724,317	¥715,863	¥720,286
Americas	1,036,500	1,059,501	939,873
Europe	1,090,484	1,124,929	1,014,038
Asia and Oceania	875,951	831,087	805,591

Total	¥3,727,252	¥3,731,380	¥3,479,788

Long-lived assets:
Japan	¥950,719	¥984,231	¥1,032,598
Americas	157,748	131,660	112,163
Europe	127,700	111,609	91,904
Asia and Oceania	210,650	196,305	159,435

Total	¥1,446,817	¥1,423,805	¥1,396,100

Business Segment
Geographic Supplemental Information

Information about operating results and assets for each segment as of and for the years ended December 31, 2014, 2013 and 2012 is as follows:

	Office	Imaging System	Industry and Others	Corporate and eliminations	Consolidated
	(Millions of yen)
2014:
Net sales:
External customers	¥2,075,788	¥1,342,501	¥308,963	¥—	¥3,727,252
Intersegment	2,944	693	89,802	(93,439)	—

Total	2,078,732	1,343,194	398,765	(93,439)	3,727,252
Operating cost and expenses	1,786,675	1,148,593	420,566	7,929	3,363,763

Operating profit	¥292,057	¥194,601	¥(21,801)	¥(101,368)	¥363,489

Total assets	¥1,025,499	¥517,524	¥342,695	¥2,574,900	¥4,460,618
Depreciation and amortization	87,058	53,912	37,544	84,966	263,480
Capital expenditures	69,704	31,124	15,976	107,956	224,760

2013:
Net sales:
External customers	¥1,993,898	¥1,448,186	¥289,296	¥—	¥3,731,380
Intersegment	6,175	752	85,574	(92,501)	—

Total	2,000,073	1,448,938	374,870	(92,501)	3,731,380
Operating cost and expenses	1,733,165	1,245,144	400,201	15,593	3,394,103

Operating profit	¥266,908	¥203,794	¥(25,331)	¥(108,094)	¥337,277

Total assets	¥954,803	¥584,856	¥328,202	¥2,374,849	¥4,242,710
Depreciation and amortization	88,344	56,564	37,072	93,193	275,173
Capital expenditures	54,644	44,112	27,040	101,682	227,478

2012:
Net sales:
External customers	¥1,751,960	¥1,404,394	¥323,434	¥—	¥3,479,788
Intersegment	5,615	1,577	84,406	(91,598)	—

Total	1,757,575	1,405,971	407,840	(91,598)	3,479,788
Operating cost and expenses	1,553,997	1,195,653	401,930	4,352	3,155,932

Operating profit	¥203,578	¥210,318	¥5,910	¥(95,950)	¥323,856

Total assets	¥927,543	¥614,328	¥337,899	¥2,075,733	¥3,955,503
Depreciation and amortization	77,660	53,664	34,264	92,545	258,133
Capital expenditures	58,402	58,142	44,086	146,031	306,661

Geographical Segment
Geographic Supplemental Information

The following information is based on the location of the Company and its subsidiaries as of and for the years ended December 31, 2014, 2013 and 2012. In addition to the disclosure requirements under U.S. GAAP, Canon discloses this information in order to provide financial statements users with useful information.

	Japan	Americas	Europe	Asia and Oceania	Corporate and eliminations	Consolidated
	(Millions of yen)
2014:
Net sales:
External customers	¥836,801	¥1,033,797	¥1,088,293	¥768,361	¥—	¥3,727,252
Intersegment	1,752,378	8,738	59,493	821,600	(2,642,209)	—

Total	2,589,179	1,042,535	1,147,786	1,589,961	(2,642,209)	3,727,252
Operating cost and expenses	2,245,930	1,018,661	1,135,515	1,522,244	(2,558,587)	3,363,763

Operating profit	¥343,249	¥23,874	¥12,271	¥67,717	¥(83,622)	¥363,489

Total assets	¥1,134,484	¥531,122	¥484,858	¥674,672	¥1,635,482	¥4,460,618

2013:
Net sales:
External customers	¥797,501	¥1,056,096	¥1,124,603	¥753,180	¥—	¥3,731,380
Intersegment	1,855,181	11,774	53,281	881,765	(2,802,001)	—

Total	2,652,682	1,067,870	1,177,884	1,634,945	(2,802,001)	3,731,380
Operating cost and expenses	2,326,351	1,043,487	1,171,357	1,574,125	(2,721,217)	3,394,103

Operating profit	¥326,331	¥24,383	¥6,527	¥60,820	¥(80,784)	¥337,277

Total assets	¥1,152,398	¥447,039	¥496,549	¥631,827	¥1,514,897	¥4,242,710

2012:
Net sales:
External customers	¥834,406	¥932,987	¥1,010,922	¥701,473	¥—	¥3,479,788
Intersegment	1,829,834	23,767	5,650	781,836	(2,641,087)	—

Total	2,664,240	956,754	1,016,572	1,483,309	(2,641,087)	3,479,788
Operating cost and expenses	2,336,536	937,111	972,585	1,437,527	(2,527,827)	3,155,932

Operating profit	¥327,704	¥19,643	¥43,987	¥45,782	¥(113,260)	¥323,856

Total assets	¥1,206,702	¥339,918	¥457,592	¥548,583	¥1,402,708	¥3,955,503